BANK LOAN (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of bank loan [Abstract]
Schedule of Bank Loan

Total
Balance, April 1, 2018	$-
Addition	4,527
Interest accrued	152
Interest paid	(144)
Foreign exchange impact	(60)
Balance, March 31, 2019	$4,475
Interest accrued	45
Interest paid	(50)
Principal repayment	(4,369)
Foreign exchange impact	(101)
Balance, March 31, 2020	$-